Senior Secured Convertible Notes	12 Months Ended
Dec. 31, 2013
Senior Secured Convertible Notes.
Senior Secured Convertible Notes

(11)     Senior Secured Convertible Notes

In 2009, the Company entered into a note purchase agreement with Trustbridge Partners II, L.P. (“Trustbridge”), for up to US$50,000 in senior secured convertible notes (“Notes”). A first tranche of US$20,000 (RMB 136,564) Notes was issued in connection with the financing of the Cyber Power acquisition on January 16, 2009 (“First Tranche”). Additional Notes, which are referred to as the “Second Tranche”, for an aggregate principal amount of US$29,449 (RMB 201,084) was issued on July 2, 2009.

The Notes carry an interest rate of 10% per annum which is paid on a quarterly basis and were convertible into the Company’s ordinary shares at an initial conversion rate of 17,699 ordinary shares per US$100 principal amount of Notes (equivalent to a conversion price of approximately US$5.65 per ADS), subject to certain adjustments.  At issuance, each of the Second Tranche Notes will initially be convertible at the conversion rate applicable to the outstanding First Tranche Notes. Unless previously redeemed, repurchased or converted, the Notes mature on January 25, 2012 at a redemption price equal to 152% of the principal amount which guaranteed a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum aforementioned.

The holders of the Notes have the right, at any time prior to the maturity date of the Notes, to convert the principal amount of the Note plus any accrued but unpaid interest, into shares of the Company.

In addition to the standard dilution protection adjustments, the conversion rate shall be adjusted under the following conditions:

(i)                           If the Company issues shares at a price less than the ten day average share price, the conversion rate shall be increased such that the conversion price is equal to such issuance price. No adjustment is made to decrease the conversion rate;

(ii)                        The conversion rate shall be increased such that the conversion price is equal to the average daily volume-weighted average share price (“VWAP”) (20 day forward looking) as of each of the following dates: (a) the date the Company releases its earnings results for fiscal year 2008; (b) the date the Company releases its earnings results for the second fiscal quarter 2009, and (c) the date the Company releases its earnings results for fiscal year 2009.  No adjustment is made to decrease the conversion rate. On February 10, 2009, the Company released its earnings results for fiscal year 2008 and the conversion rate was increased to 22,933 per US$100 (approximately US$4.36 per ADS); and

(iii)                     On March 31, June 30, September 30 and December 31 of each year, commencing on June 30, 2010, the conversion rate shall be increased such that the conversion price is equal to the average daily VWAP of the share (20 day backward looking). No adjustment is made to decrease the conversion rate. The conversion price was adjusted to US$4.06 per ADS based on the average daily VWAP for 20 days up to December 31, 2011.

Upon a change of control or a termination of trading, the holders of the Notes can require the Company to repurchase all or any portion of the Notes in cash at a price that guarantees a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum.

The Notes are guaranteed by Mr. Liansheng Miao, the chairman and CEO of the Company, and Yingli Power.  In addition, Yingli Power pledged certain ADS of the Company as the collateral for the Notes.  Upon any conversion of the Notes into shares of the Company, the collateral shares will be released based on a formula as defined in the indenture agreement. In no event is Yingli Power required to put any additional collateral shares.

Management determined that the conversion feature embedded in the Notes is required to be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815, Derivatives and Hedging.  The fair value of the conversion feature for the First Tranche as of January 16, 2009 was US$11,969 (RMB 81,538) and bifurcated from the Notes of US$20,000 (RMB 136,766) as a debt discount.  The debt discount of US$11,969 (RMB 81,538) is amortized over the three-year period the Notes are expected to be outstanding as interest expense using the effective interest rate method.  The fair value of the conversion feature increased to US$25,033 (RMB 170,893) as of May 18, 2009, the modification date as described below.  The change of US$13,064 (RMB 89,355) in the fair value of the embedded derivative liability was recognized as a loss from revaluation of embedded derivative in the consolidated statements of comprehensive loss directly.

On May 18, 2009, the Company entered into a supplemental indenture that established a limit on the number of ordinary shares the Company is obligated to issue, as well as a covenant that prohibits the Company from issuing equity at below market price, subject to certain exceptions. As a result the embedded conversion feature of the Notes discontinued derivative accounting. The fair value of the embedded conversion feature of the First Tranche of the Notes has been classified in shareholders’ equity, with amount of US$25,033 (RMB 170,893) on the date of modification.

At the issuance date, which is also the commitment date of the Second Tranche of the Notes, given that the market price of the ADS was far above the conversion price, all the proceeds from the Second Tranche on July 2, 2009 was recorded as beneficial conversion feature and thus credited to additional paid-in capital. The resulting debt discount of US$29,449 (RMB 201,210) is amortized over 2.5 years, representing the period of the senior secured convertible note is expected to be outstanding as additional non-cash interest expense using the straight line method.

On June 10, 2009, US$8,721 (RMB 59,596) of the First Tranche of the Notes was converted to 2,000,000 ordinary shares.  In accordance with FASB ASC Topic 815-10, Derivatives and Hedging-Overall, US$4,520 (RMB 30,890), representing the relevant unamortized debt discount remaining at the date of conversion, was recorded as interest expense for the year ended December 31, 2009.

On August 10, 2010, US$11,279 (RMB 76,410) of the First Tranche of the Notes and US$ 1,804 (RMB 12,221) of the Second Tranche of the Notes were converted to 2,586,630 and 413,714 ordinary shares, respectively. On September 21, 2010, US$13,083 (RMB 87,652) of the Second Tranche of the Notes was converted to 3,000,344 ordinary shares. US$7,514 (RMB 50,857), representing the relevant unamortized debt discount remaining at the dates of conversion was recorded as interest expense for the year ended December 31, 2010.

On January 18, 2012, the remaining US$14,562 (RMB 92,039) of the Second Tranche of the Notes was converted to 3,588,025 ordinary shares. US$7,464 (RMB 47,178), representing the relevant unamortized debt discount remaining at the dates of conversion was recorded as interest expense for the year ended December 31, 2012.  As a result, the senior secured convertible notes have been fully converted accordingly.